Long-Term Debt (Repayment schedule) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Long-term Debt, by Maturity [Abstract]
2015	$ 2,277
2016	2,530
2017	177,667
2018	7,904
2019	3,034
Thereafter	25,104
Total	$ 218,516	$ 270,186